united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

1445 Research Blvd, Suite 530, Rockville, MD 20850

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2634

Date of fiscal year end: 9/30

Date of reporting period: 3/31/22

Item 1. Reports to Stockholders.

Spectrum Low Volatility Fund Spectrum Advisors Preferred Fund Spectrum Unconstrained Fund

Semi-Annual Report
March 31, 2022

Investor Information: 1-866-862-9686

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Spectrum Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Ceros Financial Services, Inc.
Member FINRA

May 20, 2022

Dear Shareholders:

This semi-annual report for the Spectrum Funds covers the period from October 1, 2021 – March 31, 2022. During the period, the Sub-advisor used swaps and futures as substitutes for various underlying reference assets to achieve part of its returns.

The Spectrum Low Volatility Fund returned minus -2.11% for the six-month period; the Fund’s primary benchmark, the S&P/LSTA U.S. Leveraged Loan 100 Total Return Index, returned 0.17% for the same period. The Fund’s secondary benchmark, a customized index composed of a 50% weighting of the Barclays Capital U.S. High Yield Very Liquid Total Return Index and a 50% weighting of the S&P Leveraged Loan 100 Total Return Index, declined by -1.97% for the same period.

October was a mild month for fixed income assets as higher Treasury yields continued to pressure this market sector. Within corporate credit, senior loans remained strong in the face of market volatility. High yield bonds were generally weak throughout the month as duration risk was a lingering concern. The Sub-advisor removed higher volatility assets, such as preferred stock, from the portfolio early in the month ahead of macroeconomic concerns. Weakness in energy and a rise in Treasury yields ultimately took their toll in November. Existing exposure to high yield bonds was quickly sold off or hedged out. Municipal bonds were a bright spot for the month, and the Sub-advisor increased positions. After the weakness in November, December proved to be seasonally strong. Hedges that were put in place the prior month were cleared and additional positions within high yield were added early on. As investor fears over the Omicron variant faded mid-month, the rally in risk-on assets strengthened. This led to increasing exposures broadly within the portfolio. Two areas of focus that saw the greatest increases were senior loans and preferred stocks, as the focus into the New Year remained on central bank policy and the rise of interest rates.

The weakness seen in December really took hold in January. Yields rose, pushing bonds broadly lower as markets worked to price in the new expectations for four rate hikes ahead of the Federal Reserve meeting. The Sub-advisor rapidly lowered exposure early in the month. As markets broadly continued to fall and volatility rose, additional hedges were put in place to mitigate losses. While equities were highly volatile, and rates continued to pressure credit prices, senior loans remained resilient and helped to dampen larger losses overall. February was a challenging month for markets as most assets were broadly lower on uncertainty surrounding inflation, rising rates, and geopolitical concerns. High yield bonds were hit particularly hard, with short interest spiking to levels not seen since March 2020. Early in February, the Sub-advisor moved to broadly lower exposure within the Fund. The weakening macro-assessment for asset-backed securities, a core position within the Fund, led the portfolio team to reassess the asset class and ultimately move to minimize the risk and exposure, ending February with a defensive stance to preserve capital. March began the month as a continuation of February, coming in like a lion and taking bond markets to year-to-date lows, broadly pushing credit down including both high yield and senior loans. Fed Chairman Powell’s hawkish stance and confidence in the economy, which markets perceived as favorable, created a strong rally in prices across assets. This in turn led to an improved technical backdrop, which drove retracements ranging from 30%-50% across credit. The Fund entered the period with minimal exposures, rapidly eliminated all exposure, then began to phase in allocations post-Fed, with a focus on senior loans, and opportunistically adding exposure to high yield.

The Spectrum Active Advantage Fund (formerly the Spectrum Advisors Preferred Fund) returned -9.24% for the six months ending March 31, 2022. The Fund’s benchmark, the S&P 500 Total Return Index, returned 5.92% for the period. A customized benchmark comprised of a 60% weighting of the NYSE Composite Index and a 40% weighting of the Bloomberg Barclays U.S. Aggregate Bond Index returned 1.78% for the six-month period.

The Spectrum Active Advantage Fund was defensive early in October, monitoring for signs of further weakness or technical improvement. Detecting the latter, the Sub-advisor rapidly increased exposure in the Fund through individual stocks, index futures, and bond ETFs. Positive momentum in equities during the second half of October continued in early November. Small and mid-cap styles accelerated higher, outpacing large-caps. This trend reversed mid-month as the major small and mid-cap indexes pulled back sharply to post losses for the month. Value and defensive-oriented stocks were stronger during the first several weeks of December, but then were more subdued versus the aggressive rebound late in the month by growth stocks. The Sub-advisor maintained a bullish stance on equity exposure through most of the month. Growth, and in particular, technology holdings within the Fund resulted in weakness intra-month but proved well-positioned for the sharp rebound late in December.

Major equity indexes lost ground in January. Energy was one of the few exceptions. Rising short-term interest rates were commonly cited as headwinds. Volatility settled down late in the month. Favorable trends going into January had the Fund in a positive stance. The Sub-advisor made tactical adjustments to mitigate risk as momentum changed course, but drawdowns occurred. Equity markets were challenged in February and March as investors continued to grapple with uncertainties of the impending Fed response to inflation, as well as geopolitical news surrounding Russia and Ukraine. Volatility levels increased sharply. Quick shifts from bullish to bearish price action led the Sub-advisor to adjust exposure quickly. The lack of consistent follow through after the market’s directional changes had the Fund lagging major benchmarks at the end of the period.

The new Spectrum Unconstrained Fund returned -5.77% for the period from October 1, 2021 – March 31, 2022. The Fund’s primary benchmark, the Bloomberg Aggregate Bond Index was down -5.92% for the same period, and the S&P 500 Total Return Index increased by 5.92%. The Fund trades various ETF bond funds (HYG, BKLN, HYD, EMB, CWB, PFF) while using adjustable exposure of leverage. During the fourth quarter of 2021, the Fund gained 1.36%, only to see this gain eliminated by a loss of -7.22% during the first quarter of 2022. This was a difficult environment for the leveraged bond fund. A series of small losses were realized as the Sub-advisor entered long positions and was stopped out, leaving the Fund in a risk reduction position.

Thank you for your investment in the Funds. Please visit the website www.thespectrumfunds.com at any time for information regarding the Funds.

Spectrum Financial, Inc.	Advisors Preferred, LLC
Sub-advisor to the Funds	Advisor to the Funds

Spectrum Low Volatility Fund
Portfolio Review (Unaudited)
March 31, 2022

The Fund’s performance figures* for the periods ended March 31, 2022, as compared to its benchmark:

			Annualized
	Six Months	One Year	Five Year	Since Inception **
Spectrum Low Volatility Fund - Investor Class	(2.11)%	0.72%	7.53%	7.28%
S&P/LSTA Leveraged Loan 100 Index***	0.17%	2.30%	3.68%	3.39%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total gross annual operating expenses as stated in the fee table of the Fund’s prospectus dated February 1, 2022 is 3.02% for the Investor Class. The gross expense ratio shown above does not tie to the financial highlights in the annual report due to acquired funds fees. For performance information current to the most recent month-end, please call 1-866-862-9686.

**	Inception date is December 16, 2013.

***	The S&P/LSTA Leveraged Loan 100 Index is designed to reflect the performance of the largest facilities in the leverage loan market.

Portfolio Composition as of March 31, 2022 (Unaudited)

Holdings by Type of Investment:	% of Net Assets *
Open-End Funds	45.1%
U.S. Government & Agencies	49.8%
Short-term Investments	2.6%
Other Assets in Excess of Liabilities	2.5%
100.0%

*	The portfolio composition detailed above does not include derivative exposure.

Please refer to the Portfolio of Investments and the Shareholder Letter in this report for a detailed listing of the Fund’s holdings.

Spectrum Advisors Preferred Fund
Portfolio Review (Unaudited)
March 31, 2022

The Fund’s performance figures* for the periods ended March 31, 2022, as compared to its benchmark:

			Annualized
	Six Months	One Year	Five Years	Since Inception **
Spectrum Advisors Preferred Fund - Investor Class	(9.24)%	(5.63)%	11.86%	9.24%
S&P 500 Total Return Index ***	5.92%	15.65%	15.99%	13.97%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Spectrum Advisors Preferred Fund’s Investor Class shares are subject to a gross annual operating expense ratio of 2.13%, as per the February 1, 2022 Investor Class prospectus. The gross expense ratio shown above does not tie to the financial highlights in the annual report due to acquired funds fees. For performance information current to the most recent month-end, please call 1-866-862-9686.

**	Inception date is June 1, 2015.

***	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

Portfolio Composition as of March 31, 2022 (Unaudited)

Holdings by Type of Investment:	% of Net Assets *
U.S. Government & Agencies	70.6%
Short-term Investments	22.4%
Other Assets in Excess of Liabilities	7.0%
100.0%

*	The portfolio composition detailed above does not include derivative exposure.

Please refer to the Portfolio of Investments and the Shareholder Letter in this report for a detailed listing of the Fund’s holdings.

Spectrum Unconstrained Fund
Portfolio Review (Unaudited)
March 31, 2022

The Fund’s performance figures* for the period ended March 31, 2022, as compared to its benchmark:

	Six Months	Since Inception **
Spectrum Unconstrained Fund - Investor Class	(5.77)%	(1.53)%
Bloomberg U.S. Aggregate Bond Index ***	(5.92)%	(4.95)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Spectrum Unconstrained Fund’s Investor Class shares are subject to a gross annual operating expense ratio of 2.71%, as per the February 1, 2022 Investor Class prospectus. The gross expense ratio shown above does not tie to the financial highlights in the annual report due to acquired funds fees. For performance information current to the most recent month-end, please call 1-866-862-9686.

**	Inception date is April 16, 2021.

***	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2022 (Unaudited)

Holdings by Type of Investment:	% of Net Assets *
Short-term Investments	95.8%
Open-End Fund	1.1%
Other Assets in Excess of Liabilities	3.1%
100.0%

*	The portfolio composition detailed above does not include derivative exposure.

Please refer to the Portfolio of Investments and the Shareholder Letter in this report for a detailed listing of the Fund’s holdings.

SPECTRUM LOW VOLATILITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2022

Shares				Fair Value
		OPEN END FUNDS — 45.1%
		FIXED INCOME - 45.1%
4,002,677		AB High Income Fund, Inc., Class Z		$29,980,054
4,024,226		BlackRock High Yield Bond Portfolio		29,940,242
4,035,760		Franklin Floating Rate Daily Access Fund, Advisor Class		31,761,430
1,160,003		Holbrook Income Fund, Class I		12,017,626
4,514,286		Invesco Senior Floating Rate Fund		31,870,857
6,802		Nuveen High Yield Municipal Bond Fund, Class I		115,288
				135,685,497

		TOTAL OPEN END FUNDS (Cost $135,469,971)		135,685,497

Principal		Coupon Rate
Amount ($)		(%)	Maturity
		U.S. GOVERNMENT & AGENCIES — 49.8%
		U.S. TREASURY BILL — 49.8%
150,000,000	United States Treasury Bill(a)	0.0000	06/09/22	149,892,762

		TOTAL U.S. GOVERNMENT & AGENCIES (Cost $149,907,802)		149,892,762

Shares
		SHORT-TERM INVESTMENTS — 2.6%
		MONEY MARKET FUND - 2.6%
7,889,451		Fidelity Government Portfolio, CLASS I, 0.11% (Cost $7,889,451)(b)		7,889,451

		TOTAL INVESTMENTS - 97.5% (Cost $293,267,224)		$293,467,710
		OTHER ASSETS IN EXCESS OF LIABILITIES- 2.5%		7,424,356
		NET ASSETS - 100.0%		$300,892,066

(a)	Zero coupon bond.

(b)	Rate disclosed is the seven-day effective yield as of March 31, 2022.

See accompanying notes to financial statements.

SPECTRUM LOW VOLATILITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - BUY PROTECTION: (1)(2)(3)

				Notional Amount		Upfront
Reference		Termination	Interest Rate	at March 31,		Premiums	Unrealized
Entity	Counterparty	Date	Received (4)	2022	Fair Value	Paid	(Depreciation)
CDX North American High Yield Series 38 v1	CS	12/20/2026	500 bps	$(29,900,000)	$1,660,247	$1,676,163	$(15,916)

CS - Credit Suisse Securities (USA) LLC

(1)	For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and receive the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)	For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

(3)	For centrally cleared swaps, the notional amounts represents the maximum potential the Fund may pay as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX HY S38.

(4)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

TOTAL RETURN SWAPS

		Notional Amount				Unrealized
Number of		at March 31,		Termination		Appreciation
Shares	Reference Entity*	2022	Interest Rate Payable (1)	Date	Counterparty	(Depreciation)
Long Position:
2,972,101	Eaton Vance Floating-Rate Advantaged Fund	$30,880,129	3-Mth USD LIBOR plus 150 bp	10/31/2024	BRC	$—
56,830	Nuveen Preferred Securities and Income Fund	964,408	3-Mth USD LIBOR plus 150 bp	10/31/2024	BRC	—
2,529,912	PIMCO High Yield Municipal Fund	22,946,298	3-Mth USD SOFR plus 165 bp	3/8/2025	BRC	—

					Total:	$—

BRC - Barclays Capital

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

*	Swap contract reset at March 31, 2022.

See accompanying notes to financial statements.

SPECTRUM ADVISORS PREFERRED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
		U.S. GOVERNMENT & AGENCIES — 70.6%
		U.S. TREASURY BILLS — 70.6%
3,001,000	United States Treasury Bill(a)	0.0000	05/05/22	$3,000,507
9,000,000	United States Treasury Bill(a)	0.0000	06/09/22	8,993,565
				11,994,073
		TOTAL U.S. GOVERNMENT & AGENCIES (Cost $11,995,038)		11,994,073

Shares
		SHORT-TERM INVESTMENTS — 22.4%
		MONEY MARKET FUNDS - 22.4%
1,906,576		Fidelity Government Portfolio, CLASS I, 0.11%(b)		1,906,576
1,906,577		First American Government Obligations Fund, Class Z, 0.14%(b)		1,906,577
		TOTAL MONEY MARKET FUNDS (Cost $3,813,153)		3,813,153

		TOTAL SHORT-TERM INVESTMENTS (Cost $3,813,153)		3,813,153

		TOTAL INVESTMENTS - 93.0% (Cost $15,808,191)		$15,807,226
		OTHER ASSETS IN EXCESS OF LIABILITIES- 7.0%		1,192,067
		NET ASSETS - 100.0%		$16,999,293

OPEN FUTURES CONTRACTS

Number of			Notional Amount	Value and Unrealized
Contracts	Open Long Futures Contracts	Expiration	at March 31, 2022	Appreciation
14	CME E-Mini NASDAQ 100 Index Future	06/17/2022	$4,163,264	$204,709
40	CME E-mini Russell 2000 Index Futures	06/17/2022	4,132,800	7,391
18	CME E-Mini Standard & Poor’s 500 Index Future	06/17/2022	4,077,675	37,812
	TOTAL FUTURES CONTRACTS			$249,912

(a)	Zero coupon bond.

(b)	Rate disclosed is the seven-day effective yield as of March 31, 2022.

See accompanying notes to financial statements.

SPECTRUM ADVISORS PREFERRED FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

TOTAL RETURN SWAPS

						Unrealized
Number of		Notional Amount		Termination		Appreciation
Shares	Reference Entity	at March 31, 2022	Interest Rate Payable (1)	Date	Counterparty	(Depreciation)
Long Position:
2,790	Advanced Micro Devices, Inc.	$305,059	O/N USD SOFR plus 35 bp	4/26/2023	BRC	$598
1,030	ANSYS, Inc.	327,179	O/N USD SOFR plus 35 bp	4/26/2023	BRC	(15,706)
2,469	Applied Material, Inc.	325,414	O/N USD SOFR plus 35 bp	4/26/2023	BRC	9,381
519	ASML Holdimngs Co.	346,656	O/N USD SOFR plus 35 bp	4/26/2023	BRC	8,218
2,149	Cadence Design System, Inc.	353,425	O/N USD SOFR plus 35 bp	4/26/2023	BRC	24,505
1,083	Fortinet, Inc.	370,104	O/N USD SOFR plus 35 bp	4/26/2023	BRC	45,062
40,500	iShares iBoxx $ High Yield Corporate Bond ETF	3,332,745	O/N USD SOFR plus 35 bp	4/20/2023	BRC	7,740
16,400	iShares JPMorgan USD Emerging Markets Bond ETF	1,603,264	O/N USD SOFR plus 35 bp	4/14/2023	BRC	38,556
45,500	iShares Preferred and Income Securities ETF	1,657,110	O/N USD SOFR plus 35 bp	4/19/2023	BRC	12,282
920	KLA, Inc.	336,775	O/N USD SOFR plus 35 bp	4/26/2023	BRC	13,259
4,663	Marvell Techcnology, Inc.	334,384	O/N USD SOFR plus 35 bp	4/26/2023	BRC	28,639
315	Mercadolibre, Inc.	374,686	O/N USD SOFR plus 35 bp	4/26/2023	BRC	9,562
1,348	NVIDIA Corp.	367,815	O/N USD SOFR plus 35 bp	4/26/2023	BRC	27,047
1,736	NXP Semiconductors NV	321,299	O/N USD SOFR plus 35 bp	4/26/2023	BRC	(1,263)
21,800	SPDR Bloomberg Convertible Securities ETF	1,677,510	O/N USD SOFR plus 35 bp	4/19/2023	BRC	20,908
1,073	Synopsys, Inc.	357,599	O/N USD SOFR plus 35 bp	4/26/2023	BRC	28,153

					Total:	$256,941

BRC - Barclays Capital

SOFR - Secured Overnight Financing Rate

O/N - Overnight, Daily Fixings

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

SPECTRUM UNCONSTRAINED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	OPEN END FUND — 1.1%
	FIXED INCOME - 1.1%
5,898	Nuveen High Yield Municipal Bond Fund, Class I	$99,978

	TOTAL OPEN END FUNDS (Cost $109,009)	99,978

	SHORT-TERM INVESTMENTS — 95.8%
	MONEY MARKET FUNDS - 95.8%
4,253,786	Fidelity Government Portfolio, CLASS I, 0.11%(a)	4,253,786
4,253,785	First American Government Obligations Fund, Class Z, 0.14%(a)	4,253,785
	TOTAL MONEY MARKET FUNDS (Cost $8,507,571)	8,507,571

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,507,571)	8,507,571

	TOTAL INVESTMENTS - 96.9% (Cost $8,616,580)	$8,607,549
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.1%	271,367
	NET ASSETS - 100.0%	$8,878,916

(a)	Rate disclosed is the seven-day effective yield as of March 31, 2022.

TOTAL RETURN SWAPS

						Unrealized
Number of		Notional Amount at		Termination		Appreciation
Shares	Reference Entity	March 31, 2022	Interest Rate Payable (1)	Date	Counterparty	(Depreciation)
Long Position:
207,100	Invesco Senior Loan ETF	$4,508,567	O/N USD SOFR plus 35 bp	4/27/2023	BRC	$13,590
53,800	iShares iBoxx $ High Yield Corporate Bond ETF	4,427,202	O/N USD SOFR plus 35 bp	4/27/2023	BRC	(1,230)
9,000	iShares JPMorgan USD Emerging Markets Bond ETF	879,840	O/N USD SOFR plus 35 bp	4/27/2023	BRC	10,292
77,900	iShares Preferred and Income Securities ETF	2,837,118	O/N USD SOFR plus 35 bp	4/20/2023	BRC	29,154
17,100	SPDR Bloomberg Convertible Securities ETF	1,315,845	O/N USD SOFR plus 35 bp	4/27/2023	BRC	(13,099)

					Total:	$38,707

BRC - Barclays Capital

SOFR - Secured Overnight Financing Rate

O/N - Overnight, Daily Fixings

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

Spectrum Funds
Statements of Assets and Liabilities (Unaudited)
March 31, 2022

	Spectrum Low	Spectrum Advisors	Spectrum
	Volatility Fund	Preferred Fund	Unconstrained Fund
ASSETS
Investment securities:
At cost	$293,267,224	$15,808,191	$8,616,580
At value	$293,467,710	$15,807,226	$8,607,549
Deposit with broker for swaps	5,583,949	—	—
Segregated cash - Collateral for swaps	830,000	—	250,000
Unrealized appreciation on swaps	—	273,910	53,036
Deposit with broker for futures	—	937,619	—
Receivable for Fund shares sold	2,101,235	204,783	—
Dividend and interest receivable	171,883	138	708
Unrealized appreciation on futures	—	249,912	—
Prepaid expenses	27,028	33,934	1,516
TOTAL ASSETS	302,181,805	17,507,522	8,912,809

LIABILITIES
Investment advisory fees payable	573,544	20,548	17,089
Payable for swaps	345,666	—	—
Payable for Fund shares redeemed	344,492	—	2,430
Shareholder servicing fees payable	10,001	712	45
Unrealized depreciation on swaps	15,916	16,969	14,329
Cash Overdraft	—	470,000	—
Due to broker - upfront payment on the CDX	120	—	—
TOTAL LIABILITIES	1,289,739	508,229	33,893
NET ASSETS	$300,892,066	$16,999,293	$8,878,916

NET ASSET VALUE
Net Assets	$300,892,066	$16,999,293	$8,878,916
Shares of beneficial interest outstanding	12,388,524	809,685	489,726
Net Asset Value, Offering and Redemption Price Per Share (Net Assets ÷ Shares Outstanding)	$24.29	$20.99	$18.13

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$295,183,051	$19,761,005	$9,924,949
Distributable earnings (losses)	5,709,015	(2,761,712)	(1,046,033)
NET ASSETS	$300,892,066	$16,999,293	$8,878,916

See accompanying notes to financial statements.

Spectrum Funds
Statements of Operations (Unaudited)
For the Six Months Ended March 31, 2022

	Spectrum Low	Spectrum Advisors	Spectrum
	Volatility Fund	Preferred Fund	Unconstrained Fund
INVESTMENT INCOME
Dividends	$3,511,583	$55,401	$68,525
Interest	8,845	768	789
TOTAL INVESTMENT INCOME	3,520,428	56,169	69,314

EXPENSES
Investment advisory fees	3,605,818	142,320	113,734
Administration expenses (Note 5)	254,589	14,446	11,722
Shareholder servicing fees	50,287	2,847	1,587
Miscellaneous expenses	7,254	957	957
TOTAL EXPENSES	3,917,948	160,570	128,000

NET INVESTMENT LOSS	(397,520)	(104,401)	(58,686)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Investments	12,115,057	180,984	(56,101)
Swaps	(3,920,537)	(2,097,767)	(540,042)
Futures	—	(808,678)	—
TOTAL NET REALIZED GAIN (LOSS)	8,194,520	(2,725,461)	(596,143)

Net change in unrealized appreciation (depreciation) on:
Investments	(14,691,809)	(241,856)	(9,734)
Swaps	(47,471)	522,835	38,707
Futures	—	582,802	—
TOTAL NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	(14,739,280)	863,781	28,973

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(6,544,760)	(1,861,680)	(567,170)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(6,942,280)	$(1,966,081)	$(625,856)

See accompanying notes to financial statements.

Spectrum Low Volatility Fund
Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2022	September 30, 2021
INCREASE (DECREASE) IN NET ASSETS	(Unaudited)
FROM OPERATIONS
Net investment income (loss)	$(397,520)	$1,160,628
Net realized gain from security transactions, swaps, and futures contracts	8,194,520	21,720,767
Net change in unrealized appreciation (depreciation) of investments, swaps and futures contracts	(14,739,280)	10,776,592
Net increase (decrease) in net assets resulting from operations	(6,942,280)	33,657,987

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(17,405,618)	(16,564,167)
Net (decrease) in net assets from distributions to shareholders	(17,405,618)	(16,564,167)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	100,742,557	281,994,640
Net asset value of shares issued in reinvestment of distributions	16,008,015	15,110,995
Payments for shares redeemed	(235,670,778)	(109,431,976)
Net increase (decrease) in net assets from shares of beneficial interest	(118,920,206)	187,673,659

TOTAL INCREASE (DECREASE) IN NET ASSETS	(143,268,104)	204,767,479

NET ASSETS
Beginning of Period	444,160,170	239,392,691
End of Period	$300,892,066	$444,160,170

SHARE ACTIVITY
Shares Sold	4,044,832	11,085,376
Shares Reinvested	640,621	605,559
Shares Redeemed	(9,380,058)	(4,265,622)
Net increase (decrease) in shares of beneficial interest outstanding	(4,694,605)	7,425,313

See accompanying notes to financial statements.

Spectrum Advisors Preferred Fund
Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2022	September 30, 2021
INCREASE (DECREASE) IN NET ASSETS	(Unaudited)
FROM OPERATIONS
Net investment (loss)	$(104,401)	$(72,665)
Net realized gain (loss) from security transactions, swaps and futures contracts	(2,725,461)	5,878,746
Net change in unrealized apprecaition (depreciation) of investments, swaps and futures contracts	863,781	(1,009,625)
Net increase (decrease) in net assets resulting from operations	(1,966,081)	4,796,456

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(5,205,776)	(2,572,366)
Net (decrease) in net assets from distributions to shareholders	(5,205,776)	(2,572,366)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	4,020,854	4,435,031
Net asset value of shares issued in reinvestment of distributions	5,099,353	2,565,863
Payments for shares redeemed	(3,250,162)	(4,261,689)
Net increase in net assets from shares of beneficial interest	5,870,045	2,739,205

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,301,812)	4,963,295

NET ASSETS
Beginning of Period	18,301,105	13,337,810
End of Period	$16,999,293	$18,301,105

SHARE ACTIVITY
Shares Sold	160,902	145,182
Shares Reinvested	191,764	99,068
Shares Redeemed	(136,922)	(138,317)
Net increase in shares of beneficial interest outstanding	215,744	105,933

See accompanying notes to financial statements.

Spectrum Unconstrained Fund
Statement of Changes in Net Assets

	For the	For the
	Six Months Ended	Period Ended
	March 31, 2022	September 30, 2021(a)
INCREASE (DECREASE) IN NET ASSETS	(Unaudited)
FROM OPERATIONS
Net investment (loss)	$(58,686)	$(56,807)
Net realized gain (loss) from security transactions and swaps contracts	(596,143)	517,901
Net change in unrealized appreciation (depreciation) of investments and swaps contracts	28,973	703
Net increase (decrease) in net assets resulting from operations	(625,856)	461,797

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(776,317)	(106,366)
Net (decrease) in net assets from distributions to shareholders	(776,317)	(106,366)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	567,962	10,750,257
Net asset value of shares issued in reinvestment of distributions	772,708	106,366
Payments for shares redeemed	(1,802,525)	(469,110)
Net increase (decrease) in net assets from shares of beneficial interest	(461,855)	10,387,513

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,864,028)	10,742,944

NET ASSETS
Beginning of Period	10,742,944	—
End of Period	$8,878,916	$10,742,944

SHARE ACTIVITY
Shares Sold	28,927	537,412
Shares Reinvested	39,094	5,219
Shares Redeemed	(97,556)	(23,370)
Net increase (decrease) in shares of beneficial interest outstanding	(29,535)	519,261

(a)	The Fund commenced operations on April 16, 2021.

See accompanying notes to financial statements.

Spectrum Low Volatility Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2022		September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018	September 30, 2017
	(Unaudited)
Net asset value, beginning of period	$26.00		$24.79	$21.72	$21.35	$22.58	$22.16
Activity from investment operations:
Net investment income (loss) (1)	(0.03)		0.08	0.03	0.02	0.02	(0.04)
Net realized and unrealized gain on investments, swaps and futures contracts	(0.49)		2.53	3.89	1.04	0.21	2.35
Total from investment operations	(0.52)		2.61	3.92	1.06	0.23	2.31
Less distributions from:
Net investment income	(1.15)		(0.45)	(0.52)	(0.69)	(1.01)	(1.39)
Net realized gains	(0.04)		(0.95)	(0.33)	—	(0.45)	(0.50)
Total distributions	(1.19)		(1.40)	(0.85)	(0.69)	(1.46)	(1.89)
Net asset value, end of period	$24.29		$26.00	$24.79	$21.72	$21.35	$22.58
Total return (2)	(2.11	)% (5)	10.82%	18.76%	5.12%	1.06%	11.32%
Net assets, end of period (000s)	$300,892		$444,160	$239,393	$82,195	$66,725	$65,313
Ratio of expenses to average net assets,	2.32	% (6)	2.37%	2.51%	2.53%	2.53%	2.54%
Ratio of net investment income (loss) to average net assets (3,4)	(0.24	)% (6)	0.30%	0.14%	0.08%	0.10%	(0.20)%
Portfolio Turnover Rate	89	% (5)	131%	389%	675%	438%	319%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Assumes reinvestment of all dividends and distributions if any.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Spectrum Advisors Preferred Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2022		September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018	September 30, 2017
	(Unaudited)
Net asset value, beginning of period	$30.81		$27.33	$23.64	$23.83	$21.95	$19.46
Activity from investment operations:
Net investment income (loss) (1)	(0.14)		(0.12)	(0.09)	0.02	(0.15)	0.09
Net realized and unrealized gain (loss) on investments, swaps and future contracts	(1.22)		8.46	3.95	0.60	2.93	2.51
Total from investment operations	(1.36)		8.34	3.86	0.62	2.78	2.60
Less distributions from:
Net investment income	(0.14)		(0.25)	(0.17)	(0.18)	(0.29)	(0.11)
Net realized gains	(8.32)		(4.61)	—	(0.45)	(0.61)	—
Return of capital	—		—	—	(0.18)	—	—
Total distributions	(8.46)		(4.86)	(0.17)	(0.81)	(0.90)	(0.11)
Net asset value, end of period	$20.99		$30.81	$27.33	$23.64	$23.83	$21.95
Total return (2)	(9.24	)% (5)	33.91%	16.46%	2.89%	13.07%	13.39%
Net assets, end of period (000s)	$16,999		$18,301	$13,338	$12,682	$11,427	$7,350
Ratio of expenses to average net assets (3)	1.68	% (6)	1.77%	1.89%	1.83%	1.81%	1.86%
Ratio of net investment income (loss) to average net assets (3,4)	(1.09	)% (6)	(0.40)%	(0.36)%	0.08%	(0.65)%	0.45%
Portfolio Turnover Rate	365	% (5)	1294%	831%	360%	269%	260%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Assumes reinvestment of all dividends and distributions if any.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Spectrum Unconstrained Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	For the		For the
	Six Months Ended		Period Ended
	March 31, 2022		September 30, 2021 (a)
	(Unaudited)
Net asset value, beginning of period	$20.69		$20.00
Activity from investment operations:
Net investment (loss) (1)	(0.11)		(0.11)
Net realized and unrealized gain (loss) on investments, swaps	(0.99)		1.01
Total from investment operations	(1.10)		0.90
Less distributions from:
Net investment income	(1.46)		(0.21)
Total distributions	(1.46)		(0.21)
Net asset value, end of period	$18.13		$20.69
Total return (2)	(5.77	)% (5)	4.50	% (5)
Net assets, end of period (000s)	$8,879		$10,743
Ratio of expenses to average net assets (3)	2.41	% (6)	2.33	% (6)
Ratio of net investment (loss) to average net assets (3,4)	(1.10	)% (6)	(1.21	)% (6)
Portfolio Turnover Rate	103	% (5)	75	% (5)

(a)	The Fund commenced operations on April 16, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Assumes reinvestment of all dividends and distributions if any.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Spectrum Funds
Notes to Financial Statements (Unaudited)
March 31, 2022

1.	ORGANIZATION

The Spectrum Low Volatility Fund (the “Low Volatility Fund”), Spectrum Advisors Preferred Fund (the “Advisors Preferred Fund”) and Spectrum Unconstrained Fund (the “Unconstrained Fund”) (collectively, the “Funds”) are each a diversified series of Advisors Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Low Volatility Fund’s investment objective is total return with lower downside volatility and risk compared to major stock market indices while the Advisors Preferred Fund seeks long term capital appreciation. The Unconstrained Fund’s investment objective is total return. Each Fund currently offers one class of shares, Investor Class shares, which is offered at net asset value. The Low Volatility Fund also offers Advisor Class shares, but as of the date of this report none have been issued. The Low Volatility Fund commenced operations on December 16, 2013, the Advisors Preferred Fund commenced operations on June 1, 2015 and the Unconstrained Fund commenced operations on April 16, 2021. The Trust’s Agreement and Declaration of Trust permits the Trust’s Board of Trustees (“Board”) to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value. The investment adviser to each Fund is Advisors Preferred LLC (the “Adviser”). The investment sub-adviser to each Fund is Spectrum Financial, Inc. (the “Sub-Adviser”).

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last bid on the day of valuation. Financial futures, which are traded on an exchange, are valued at the last quoted sales price determined by the exchange. Investments in open-end investment companies are valued at net asset value. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Credit default swaps are valued by a pricing agent covering the specific type of swap. Certain credit default swaps (“CDS”) and credit indices are valued independently by Markit; or if no valuation is available from a pricing agent, at the price received from the broker-dealer/counterparty that issued the swap. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2022

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser and/or Sub-Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser or Sub-Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser or Sub-Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Adviser or Sub-Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser or Sub-Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Investment in Funds – The Funds may invest in open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their funds for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors,

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2022

including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of March 31, 2022 for each Fund’s investments measured at fair value:

Spectrum Low Volatility Fund

Assets *	Level 1	Level 2	Level 3	Total
Open-End Funds	$135,685,497	$—	$—	$135,685,497
U.S. Treasury Bills	—	149,892,762	—	149,892,762
Short-Term Investments	7,889,451	—	—	7,889,451
Total Assets	$143,574,948	$149,892,762	$—	$293,467,710
Liabilities*
Derivatives
Swaps	$—	$(15,916)	$—	$(15,916)
Total Liabilities	$—	$(15,916)	$—	$(15,916)

Spectrum Advisors Preferred Fund

Assets *	Level 1	Level 2	Level 3	Total
U. S. Treasury Bills	$—	$11,994,073	$—	$11,994,073
Short-Term Investments	3,813,153	—	—	3,813,153
Derivatives
Futures Contracts	249,912	—	—	249,912
Swaps	—	273,910	—	273,910
Total Assets	$4,063,065	$12,267,983	$—	$16,331,048
Liabilities*
Derivatives
Swaps	$—	$(16,969)	$—	$(16,969)
Total Liabilities	$—	$(16,969)	$—	$(16,969)

Spectrum Unconstrained Fund

Assets *	Level 1	Level 2	Level 3	Total
Open-End Fund	$99,978	$—	$—	$99,978
Short-term Investments	8,507,571	—	—	8,507,571
Derivatives
Swaps	—	53,036	—	53,036
Total Assets	$8,607,549	$53,036	$—	$8,660,585
Liabilities*
Derivatives
Swaps	$—	$(14,329)	$—	$(14,329)
Total Liabilities	$—	$(14,329)	$—	$(14,329)

*	Refer to the Portfolios of Investments for sector classifications.

The Funds did not hold any Level 3 securities during the current period.

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2022

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are typically a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities that may be designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses which reduce their value.

Futures Contracts – The Funds are subject to interest rate risk, equity risk and forward currency exchange rate risk in the normal course of pursuing their respective investment objectives. The Funds have purchased or sold futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Contracts – Each Fund is subject to equity price, credit risk, and interest rate risk in the normal course of pursuing its investment objective. The Funds have entered into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would typically be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) typically earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Most equity swap agreements entered into by a Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. A Fund’s obligations are accrued daily (offset by any amounts owed to a Fund).

The Funds may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which a Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements in instances where the Adviser or Sub-Adviser believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2022

The Funds may enter into credit default swaps (“CDS”). CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Funds to obtain credit risk exposure similar to that of a direct investment in high yield bonds. Higher swap spreads generally imply a higher risk of default.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Funds had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

The Funds collateralize swap agreements with cash and certain securities as indicated on the Portfolios of Investments and Statements of Assets and Liabilities of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. The Funds do not net collateral. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed by the Funds are regularly collateralized either directly with the Funds or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral, if any, is insufficient. The Funds will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Adviser. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements.

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2022

During the normal course of business, the Funds purchase and sell various financial instruments, which may result in market, credit and liquidity risks, the amount of which is not apparent from the financial statements.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Foreign withholding tax is recorded as incurred or known, in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax years 2019 – 2021 or expected to be taken in the Funds’ 2022 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2022, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and derivatives amounted to $177,370,622 and $264,174,801 for the Low Volatility Fund, $31,841,727 and $33,322,398 for the Advisors Preferred Fund and $2,077,910 and $4,040,850 for the Unconstrained Fund.

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2022

4.	OFFSETTING OF FINANCIAL AND DERIVATIVE ASSETS AND LIABILITIES

The Funds’ policy is to recognize a gross asset or liability equal to the unrealized gain/(loss) for futures and gross asset or liability equal to unrealized gain/(loss) for futures and swap contracts. During the six months ended March 31, 2022 the Funds were subject to a master netting arrangement for the swap contracts. The following table shows additional information regarding the offsetting of assets and liabilities at March 31, 2022.

Spectrum Low Volatility Fund

Liabilities:
Gross Amounts Not Offset in the
Statements of Assets &
Liabilities
	Gross Amount	Gross Amounts	Net Amounts of
	Recognized in the	Offset in the	Assets Presented		Cash
	Statements of	Statements of	in the Statements of	Financial	Collateral
Description	Assets & Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Received	Net Amount
Swaps Contracts - OTC	$(15,916)	$—	$(15,916)	$—	$—	$(15,916)

Spectrum Advisors Preferred Fund
Assets:
Gross Amounts Not Offset in the
Statements of Assets & Liabilities
Gross Amount
	Recognized in	Gross Amounts	Net Amounts of
	the Statements	Offset in the	Assets Presented in
	of Assets &	Statements of	the Statements of	Financial	Cash Collateral
Description	Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Futures Contracts	$249,912	$—	$249,912	$—	$—	$249,912
Swaps Contracts - OTC	273,910	—	273,910	(16,969)	—	256,941
Total	$523,822	$—	$523,822	$(16,969)	$—	$506,853

Liabilities:
Gross Amounts Not Offset in the
Statements of Assets & Liabilities

		Gross Amounts	Net Amounts of
	Gross Amount of	Offset in the	Liabilities Presented in
	Recognized	Statements of	the Statements of	Financial	Cash Collateral	Liability Net
Description	Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Amount
Swaps Contracts - OTC	$(16,969)	$—	$(16,969)	$16,969	$—	$—
Total	$(16,969)	$—	$(16,969)	$16,969	$—	$—

Spectrum Unconstrained Fund
Assets:
Gross Amounts Not Offset in the
Statements of Assets &
Liabilities
	Gross Amount	Gross Amounts	Net Amounts of
	Recognized in the	Offset in the	Assets Presented in		Cash
	Statements of	Statements of	the Statements of	Financial	Collateral
Description	Assets & Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Received	Net Amount
Swaps Contracts - OTC	$53,036	$—	$53,036	$(14,329)	$—	$38,707

Liabilities:
Gross Amounts Not Offset in the
Statements of Assets &
Liabilities
Net Amounts of
	Gross Amount	Gross Amounts	Liabilities
	Presented in the	Offset in the	Presented in the		Cash
	Statements of	Statements of	Statements of	Financial	Collateral
Description	Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Swaps Contracts - OTC	$(14,329)	$—	$(14,329)	$—	$(14,329)	$—
Total	$(14,329)	$—	$(14,329)	$—	$(14,329)	$—

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2022

Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2022:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Swap Contracts (Low Volatility Fund, Advisors Preferred Fund)	Unrealized appreciation/depreciation on swaps
Futures Contracts (Advisors Preferred Fund)	Unrealized depreciation on futures

The following table sets forth the fair value of the Funds’ derivative contracts as of March 31, 2022:

Spectrum Low Volatility Fund
Asset (Liability) Derivatives Investment Value
	Multiple Risks (Credit and	Total as of
Derivative Investment Type	Interest)	March 31, 2022
Credit Default Swaps	(15,916)	(15,916)
Total	$(15,916)	$(15,916)

Spectrum Advisors Preferred Fund
Asset (Liability) Derivatives Investment Value
		Total as of
Derivative Investment Type	Equity Risk	March 31, 2022
Total Return Swaps	$256,941	$256,941
Futures Contracts *	249,912	249,912
Total	$506,853	$506,853

Spectrum Unconstrained Fund
Asset (Liability) Derivatives Investment Value
		Total as of
Derivative Investment Type	Equity Risk	March 31, 2022
Total Return Swaps	$38,707	$38,707
Total	$38,707	$38,707

*	Represents cumulative (depreciation) on futures contracts as reported in the Portfolios of Investments.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the six months ended March 31, 2022:

Derivative Investment Type	Location of Gain/Loss on Derivative
Swaps/Futures	Net realized loss from Swaps
Net realized loss from Futures
Net change in unrealized appreciation (depreciation) on Swaps
Net change in unrealized (depreciation) on Futures

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2022

The following is a summary of the Funds’ realized gain/(loss) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended March 31, 2022:

Spectrum Low Volatility Fund
Realized loss on derivatives recognized in the Statements of Operations
			Total for the Six Months
	Interest Rate		Ended
Derivative Investment Type	Risk	Credit Risk	March 31, 2022
Swaps	$(2,352,094)	$(1,568,443)	$(3,920,537)
Total	$(2,352,094)	$(1,568,443)	$(3,920,537)

Changes in unrealized depreciation on derivatives recognized in the Statements of Operations
	Multiple Risks
	(Credit, Equity,	Total for the Six Months
	Interest, and	Ended
Derivative Investment Type	Currency)	March 31, 2022
Swaps	$(47,471)	$(47,471)
Total	$(47,471)	$(47,471)

Spectrum Advisors Preferred Fund
Realized loss on derivatives recognized in the Statements of Operations
		Total for the Six Months
Derivative Investment Type	Equity Risk	Ended
Swaps	$(2,097,767)	$(2,097,767)
Futures	(808,678)	(808,678)
Total	$(2,906,445)	$(2,906,445)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
		Total for the Six Months
		Ended
Derivative Investment Type	Equity Risk	March 31, 2022
Swaps	$522,835	$522,835
Futures	582,802	582,802
Total	$1,105,637	$1,105,637

Spectrum Unconstrained Fund
Realized loss on derivatives recognized in the Statements of Operations
		Total for the Six Months
	Multiple Risks (Credit and	Ended
Derivative Investment Type	Interest)	March 31, 2022
Swaps	$(540,042)	$(540,042)
Total	$(540,042)	$(540,042)

Changes in unrealized appreciation on derivatives recognized in the Statements of Operations
	Multiple Risks
	(Credit, Equity,	Total for the Six Months
	Interest, and	Ended
Derivative Investment Type	Currency)	March 31, 2022
Swaps	$38,707	$38,707
Total	$38,707	$38,707

The notional value of the derivative instruments outstanding as of March 31, 2022 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Funds. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the Portfolios of Investments. The prices of derivative instruments, including swaps and futures prices, can be highly volatile. Price movements of derivative contracts in which the Funds’ assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2022

national and international political and economic events and policies. The Funds are exposed to market risk on derivative contracts in that the Funds may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Funds’ financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. A Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the portfolio of investments.

Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Funds and their investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. An outbreak of infectious respiratory illness known as COVID-19, which is caused by a novel coronavirus (SARS-CoV-2), was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Counterparty Risk: The Funds invest in derivative instruments (the “Product”) issued for the Funds by Credit Suisse Securities (Europe) Limited, Credit Suisse Securities (USA) LLC (“Credit Suisse”), Barclays Capital, Inc. (“Barclays”) and Canadian Imperial Bank of Commerce (“CIBC”) (collectively, “Counterparties”). If Counterparties become insolvent, each may not be able to make any payments under the Product and a Fund may lose their capital invested in the Product. A decline in Counterparties’ financial standing is likely to reduce the market value of the Product and therefore the price a Fund may receive for the Product if sold it in the market.

Liquidity Risk: Liquidity risk is the risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. The Funds’ financial instruments include investments in securities which are not traded on organized public exchanges, and which generally may be illiquid. As a result, the Funds may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Funds do not anticipate any material losses as a result of liquidity risk.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Advisors Preferred, LLC, serves as investment adviser to the Funds. The Adviser has engaged Spectrum Financial, Inc. to serve as the sub-adviser to the Funds. These expenses are the responsibility of the Adviser.

Pursuant to an advisory agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser computed and accrued daily and paid monthly at an annual rate of 2.15% of the average daily net assets for both Spectrum Low Volatility Fund and Spectrum Unconstrained Fund and 1.50% of the average daily net assets for the Spectrum Advisors Preferred Fund. The Adviser, not the Fund, pays the Sub-Adviser. Pursuant to the advisory agreement, the Advisor earned $3,605,818, $142,320, and $113,734 for Spectrum Low Volatility Fund, Spectrum Advisors Preferred Fund and Spectrum Unconstrained Fund, respectively, in advisory fees for

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2022

the six months ended March 31, 2022.

Pursuant to a liquidity program administrator agreement with the Funds, the Adviser, provides a liquidity program administrator who, directs the operations of the Funds’ liquidity risk management program. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser out of pocket expenses and an annual fee of $9,000 per Fund. The liquidity program administrator agreement became effective June 1, 2021. Pursuant to the liquidity program administrator agreement, the Adviser earned (net of voluntary waivers) $6,297, $0 and $0 for Spectrum Low Volatility Fund, Spectrum Advisors Preferred Fund and Spectrum Unconstrained Fund, respectively, in fees for the six months ended March 31, 2022.

Ultimus Fund Solutions, LLC (“UFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Under the terms of the Funds’ agreement with UFS, UFS pays for certain operating expenses of the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of UFS provide ancillary services to the Funds as follows:

Blu Giant, LLC (“Blu Giant”) Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. These expenses are the responsibility of UFS.

The Funds pay Ceros Financial Services Inc. (the “Distributor”) to provide compensation for ongoing servicing related activities or services and/or maintenance of the Investor Class accounts, not otherwise required to be provided by the Adviser. For the six months ended March 31, 2022, the Funds paid $50,287, $2,846 and $1,587 for Spectrum Low Volatility Fund, Spectrum Advisors Preferred Fund and Spectrum Unconstrained Fund, respectively, which was paid out to brokers and dealers.

During the six months ended March 31, 2022, Ceros Financial Services, Inc. (“Ceros”), a registered broker/dealer and an affiliate of the Adviser, executed trades on behalf of the Funds. Spectrum Low Volatility Fund, Spectrum Advisor Preferred Fund and Spectrum Unconstrained Fund paid trade commissions of $60, $5,142, and $0 to Ceros, respectively. Any 12b-1 fees received by Ceros related to a Fund’s investment in another Fund are returned to the respective Fund.

Each Trustee who is not an “interested person” of the Trust or Advisor is compensated at a rate of $50,000 per year plus at least $2,500 per meeting for certain special meetings as well as for reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The Advisor pays these fees. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested trustees of the Trust are also officers or employees of the Advisor and its affiliates.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes excluding futures and swaps, and its respective gross unrealized appreciation and depreciation at March 31, 2022, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Spectrum Low Volatility Fund	$289,046,256	$4,814,337	$(392,883)	$4,421,454
Spectrum Advisors Preferred Fund	15,808,191	—	(965)	(965)
Spectrum Unconstrained Fund	8,616,580	—	(9,031)	(9,031)

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2022

7.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the periods ended September 30, 2021 and September 30, 2020 were as follows:

For the period ended September 30, 2021:
	Ordinary	Long-Term	Return	Tax-exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Spectrum Low Volatility Fund	$15,323,448	$—	$—	$1,240,719	$16,564,167
Spectrum Advisors Preferred Fund	950,251	1,622,115	—	—	2,572,366
Spectrum Unconstrained Fund	106,366	—	—	—	106,366

For the period ended September 30, 2020:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Spectrum Low Volatility Fund	$3,981,333	$989,623	$—	$4,970,956
Spectrum Advisors Preferred Fund	83,676	234,581	—	318,257

As of September 30, 2021, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earning/
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
Spectrum Low Volatility Fund	$15,164,980	$—	$—	$—	$—	14,891,933	$30,056,913
Spectrum Advisors Preferred Fund	2,585,534	1,583,720	—	—	—	240,891	4,410,145
Spectrum Unconstrained Fund	483,148	—	—	(127,711)	—	703	356,140

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, and mark-to-market on open swap contracts and open Section 1256 contracts.

At September 30, 2021, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows:

Fund	Short-Term	Long-Term	Total	CLCF Utilized
Spectrum Low Volatility Fund	$—	$—	$—	$—
Spectrum Advisors Preferred Fund	—	—	—	—
Spectrum Unconstrained Fund	127,711	—	127,711	—

During the fiscal period ended September 30, 2021, the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to book/tax treatment of non-deductible expenses, and tax adjustment for equalization credits, resulted in reclassification for the year ended September 30, 2021, as follows:

		Accumulated
		Earnings
Fund	Paid in Capital	(Losses)
Spectrum Low Volatility Fund	$2,423,779	$(2,423,779)
Spectrum Advisors Preferred Fund	555,026	(555,026)
Spectrum Unconstrained Fund	(709)	709

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2022

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of March 31, 2022, National Financial Services LLC held approximately 46% of the Spectrum Low Volatility Fund, National Financial Services LLC held approximately 95% of the Spectrum Advisors Preferred Fund and National Financial Services LLC held approximately 100% of the Spectrum Unconstrained Fund.

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Unconstrained Fund currently invests a portion of its assets in Fidelity Government Portfolio (“Fidelity”) and First American Government Obligations Fund (“First American”). The Unconstrained Fund may redeem its investment at any time if the Adviser or Sub-Adviser determines that it is in the best interest of the Unconstrained Fund and its shareholders to do so.

The performance of the Unconstrained Fund will be directly affected by the performance of Fidelity and First American. The financial statements of Fidelity and First American, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Advisors Preferred Fund’s financial statements. As of March 31, 2022, the percentage of the Unconstrained Fund’s net assets invested in Fidelity and First American was 47.9% and 47.9%, respectively.

10.	RECENT REGULATORY UPDATES

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (’‘ASU 2020-04’’). The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any of applying this ASU.

In October 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivative by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Funds. When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Funds’ use of derivatives.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

On April 14, 2022, the Advisors Preferred Fund was rebranded as the Spectrum Active Advantage Fund.

Spectrum Funds
Expense Example (Unaudited)
March 31, 2022

As a shareholder of Spectrum Funds, you incur ongoing costs, including management fees; service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2021 through March 31, 2022.

Table 1. Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Table 2. Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Expenses Paid During
Actual	Expense	Account	Account	Period *
Expenses	Ratio	10/1/2021	3/31/2022	10/1/2021-3/31/2022
Spectrum Low Volatility Fund	2.32%	$1,000.00	$978.90	$11.45
Spectrum Advisors Preferred Fund	1.68%	$1,000.00	$907.60	$7.99
Spectrum Unconstrained Fund	2.41%	$1,000.00	$942.30	$11.67

	Annualized	Beginning	Ending	Expenses Paid During
Hypothetical	Expense	Account	Account	Period *
(5% return before expenses)	Ratio	10/1/2021	3/31/2022	10/1/2021-3/31/2022
Spectrum Low Volatility Fund	2.32%	$1,000.00	$1,013.36	$11.65
Spectrum Advisors Preferred Fund	1.68%	$1,000.00	$1,016.55	$8.45
Spectrum Unconstrained Fund	2.41%	$1,000.00	$1,012.91	$12.09

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the numbers of days in the fiscal year (365).

Spectrum Funds
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2022

Approval of the Renewal of the Advisory and Sub-Advisory Agreements – Spectrum Low Volatility Fund & Spectrum Advisors Preferred Fund

At a meeting held on May 25, 2021 (the “Meeting”), held in accordance with relief granted by the U.S. Securities and Exchange Commission (the “SEC”) to ease certain governance obligations required under the Investment Company Act of 1940, as amended (the “1940 Act”) in light of travel concerns related to the COVID-19 pandemic (the “SEC Relief Order”)the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of 1940 Act, considered the renewal of the investment advisory agreement (the “Advisory Agreement’) between Advisors Preferred, LLC (the “Adviser”) and the Trust, on behalf of the Spectrum Low Volatility Fund and the Spectrum Advisors Preferred Fund (each a “Fund” and together the “Funds”) and the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Spectrum Financial, Inc. (the “Sub-Adviser”).

In connection with the Board’s consideration of the Advisory Agreement and Sub-Advisory Agreements, (together the “Advisory Agreements”) the Adviser and Sub-Adviser provided the Board in advance of the Meeting with written materials, which included information regarding: (a) a description of the investment management personnel of the Adviser and Sub-Adviser; (b) the Adviser’s and Sub-Adviser’s operations and the Adviser’s financial condition; (c) the Adviser’s proposed brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees proposed to be charged compared with the fees charged to comparable mutual funds or accounts; (e) each Fund’s anticipated level of profitability from the Adviser’s and Sub-Adviser’s fund-related operations; (g) the Adviser’s and Sub-Adviser’s compliance policies and procedures; and (h) information regarding the performance of the New Fund as compared to their respective benchmarks and Morningstar categories.

Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Agreements. The Trustees reviewed the quality of work and abilities of the Adviser and its relationship with the respective Sub-Advisers and the performance of the Funds. In light of each Fund’s performance and the compliance/review relationship with the respective Sub-Adviser, the Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties to the Funds. The Trustees conducted some of their deliberations on a joint basis for the Adviser and the Sub-Adviser given the close working relationship of the Adviser and Sub-Adviser and conducted their deliberations on a consolidated basis for the Funds that have a subsidiary.

Nature, Extent and Quality of Services. With respect to the nature, extent and quality of services provided, the Trustees reviewed the Adviser’s Form ADV, and each Sub-Adviser’s Form ADV, a description of the manner in which investment decisions will be made for each Fund by the respective Sub-Adviser, a description of the services provided by the Adviser and those services provided by the respective Sub-Adviser and those executed by the Adviser. The Board reviewed the experience of professional personnel from both the Adviser and Sub-Advisers performing services for the Funds, including the team of individuals that primarily monitor and execute the investment and administration process, and the respective portfolio managers. Further reviewed by the Board was a certification from each of the Adviser and Sub-Advisers certifying that each has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined

Spectrum Funds
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2022

in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that each the of the Adviser and Sub-Advisers have adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics. The Trustees also noted the financial resources of the Adviser and each Sub-Adviser appeared adequate.

The Board also discussed the Adviser’s compliance program with the CCO of the Trust. The Board noted that the Adviser continues to have in place procedures which are currently working to prevent violations of applicable securities laws. The CCO of the Trust noted she works closely with the Adviser’s CCO. The Board concluded that the Adviser has qualified professionals, resources, and compliance policies essential to performing its duties under the Advisory Agreement.

Regarding the compliance programs of each Sub-Adviser, the Trust’s CCO noted that she works with the CCO of the Sub-Adviser and had reviewed the policies and procedures manual of the Sub-Adviser, including latest revisions and business continuity plans. The Board determined that the Sub-Adviser has a compliance program in place that prevents violations of the applicable securities law.

Performance. The Board considered that the Adviser delegates day-to-day investment decisions to each Sub-Adviser and, therefore, would not directly control the performance of the Funds. The Board considered the Adviser’s other responsibilities under the Advisory Agreement, including with respect to trade oversight, reviewing daily positions and balance reports for the Funds, obtaining derivative agreements and reporting to the Board, and concluded that the Adviser appears to be adequately monitoring the Sub-Adviser’s adherence to the respective Fund’s investment objectives and appears to be carrying out its functions appropriately.

With respect to the performance results from the Sub-Adviser’s daily management and investment strategies, the Board considered the updated performance of each of the Funds compared to their primary benchmark and Morningstar category for various periods provided by the Adviser. The Trustees also reviewed the Sub-Adviser’s strategy and each Fund’s performance for various periods with explanations for over/under performance.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the Advisory Agreements with respect to Spectrum Low Volatility Fund and Spectrum Advisors Preferred Fund (together the “Spectrum Funds”) The Board members relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements with respect to the Spectrum Funds.

Spectrum Low Volatility Fund

The Board considered the Fund’s performance as compared to various benchmark indices and the Fund’s Morningstar category, Nontraditional Bond. The Board reviewed one-three-and five-year periods and since inception (December 16, 2013) through April 30, 2021. They noted the Fund outperformed its primary benchmark, the S&P/LSTA Leveraged Loan Index, and the Morningstar Nontraditional Bond category for all periods. The Trustees recognized that this Fund seeks risk adjusted returns, and therefore lagged the S&P 500 Total Return Index, as it is not expected to necessarily be highly correlated to the returns of an equity index. Specifically, the Board noted that with respect to major stock market indices, such as the S&P 500 Total Return

Spectrum Funds
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2022

Index, that the Fund’s investment objective was total return with lower downside volatility and risk compared to major stock market indices. The Board concluded that performance was satisfactory, and that with Adviser oversight, Spectrum Financial was expected to continue to obtain an acceptable level of investment returns for shareholders over the long term.

Spectrum Advisors Preferred Fund

With respect to Advisors Preferred, the Board recognized the Fund’s favorable performance. The Board reviewed the Fund’s performance as compared to its benchmark index, the S&P 500 Total Return Index, Morningstar Tactical Allocation and Morningstar Macro Trading categories. It was noted the Fund outperformed for the one- three- and five-year periods through April 30, 2021 (expect for the five-year period as compared to the S&P 500). The Board noted that because its investment objective had a long-term element, and the Fund did not employ an index-tracking strategy, and the principal strategy included non-equity instruments, it was not expected to outperform the S&P 500 Index in all environments. Mr. Bridgeport stated that the Morningstar Macro Trading category was a newer category under Morningstar, and in certain ways better suited the Fund’s investment strategy. With its favorable performance, the Fund had outperformed the S&P 500 Index for both the one- and three periods ended April 30, 2021. The Board then concluded that the performance and strategy implementation by Spectrum Financial was satisfactory, and that with Adviser oversight, the Fund was expected to continue to obtain an acceptable level of investment returns for shareholders over the long term.

Fees and Expenses. As to the costs of the services to be provided to each Fund by the Adviser and Sub-Adviser, respectively, the Board reviewed and discussed the advisory fee and total operating expenses of each Fund compared to its peer group and Morningstar category as presented in the Meeting Materials.

Spectrum Low Volatility Fund

The Board noted that advisory fee of 2.15% for Low Volatility was above the above range for the Morningstar Nontraditional Bond, and the Morningstar Tactical Allocation Categories, but below the maximum and within range for the Multialternative Category. The Trustees note that the Fund does not easily fit within a single category because of its strategy. The Trustees discussed that the net expenses of 3.02% for Investor Class was slightly above the maximum net expense for the Morningstar Nontraditional Bond Institutional, but below the maximum net expense for Morningstar Tactical Allocation Institutional and for the Morningstar Multialternative Institutional Class. With regards to Low Volatility Advisory Class, the Board noted the net expense ratio of 3.27% was slightly above range for the Nontraditional Bond A within range of the net expense ratio for the Morningstar Tactical Allocation A and Morningstar Multialternative A categories. The Board concluded that the advisory fee and net expenses for Low Volatility were not unreasonable.

Spectrum Advisors Preferred Fund

The Board noted that advisory fee of 1.50% for Advisors Preferred was above the above range for the Morningstar Tactical Allocation category, and within range for the Morningstar Multialternative Category. The Trustees note that the Fund does not easily fit within a single category because of its strategy. The Trustees discussed that the net expenses of 2.35% for Investor Class was within range for both the Tactical Allocation Institutional and Multialternative

Spectrum Funds
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2022

Institutional Morningstar categories. The Board concluded that the advisory fee and net expenses for Advisors Preferred were not unreasonable.

Profitability of Adviser. The Board reviewed the levels of profits to the Adviser for the two most recent fiscal years or partial fiscal periods from each Fund with respect to advisory fees and from the total relationship with each Fund. They considered whether profits from each Fund were reasonable in light of services provided, including the assets levels and payments to the respective Sub-Adviser, and any breakpoints in fee structures for respective fund.

Spectrum Low Volatility and Advisors Preferred

In discussion and review of the profitability statement from the Adviser with respect to the Spectrum Funds, the Board considered the split between the Adviser and Sub-Adviser. The Board noted that the Adviser made a small 3% profit from Low Volatility and 4% from Advisors Preferred when considering the amounts paid to the Sub-Adviser and slightly less profitable when viewed from a totality of the relationship perspective with each Fund. The Trustees discussed the commission earned on Fund portfolio transactions by the Adviser’s affiliate as part of the total relationship. The Board concluded that the Adviser had realized minimal profits from its services to the Funds and therefore excessive profits were not of concern at this time.

Profitability Sub-Advisers: The Board reviewed the levels of profits to the Sub-Advisers for the two most recent fiscal years or partial fiscal periods from each Fund with respect to sub-advisory fees and from the total relationship with each Fund. With regards to the Funds, the Board noted that the Sub-Adviser usually charges higher fees from separately managed accounts with similar investment strategies, if any. They further concluded that the Sub-Adviser’s profits were not excessive, and they would monitor as each Fund’s assets continue to grow.

The Board reviewed the profitability reports submitted by Spectrum Financial, and noted that with respect to sub-advisory fees, they receive of 1.80% and 1.15%, respectively from Low Volatility and Advisors Preferred. They considered that Spectrum Financial charges 1.90% to 2.50% for separately managed accounts following similar investment strategies. The Board noted that Spectrum Financial made a 41% profit from Low Volatility and 22% from Advisors Preferred when considering the amounts paid to the Sub-Adviser for managing each Fund’s portfolio. The Trustees discussed the profits for Low Volatility were lower when considering the marketing expenses incurred by the Sub-Adviser and not different for Advisors Preferred. The Board concluded that Spectrum Financial’s profits from each of Low Volatility and Advisors Preferred were reasonable for services provided. They further concluded that the Sub-Adviser’s profits were not excessive, and they would monitor as each Fund’s assets continue to grow.

Economies of Scale. As to the extent to which the Funds will realize economies of scale, the Adviser reported an estimate of $500 million per Fund to be the minimum asset level required to reach such economies of scale and that some Funds may not achieve economies of scale as they may face capacity issues. The Board discussed the Adviser’s expectations for the growth of each Fund and concluded that any material economies of scale were not a concern at present assets levels. The Trustees agreed to revisit economies of scale as assets of the Funds continue to grow.

Spectrum Funds
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2022

Conclusion. Counsel assisted the Board throughout the Advisory Agreements review process. The Board members relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating each of the Advisory Agreement and Sub-Advisory Agreements where appropriate. In considering the approval Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions and determined that approval of each of the Advisory Agreement and Sub-Advisory Agreement s was in the best interests of each of the Spectrum Funds and its respective shareholders.

Spectrum Funds
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2022

Approval of Advisory and Sub-Advisory Agreement – Spectrum Unconstrained Fund

At a meeting held on February 23, 2021 (the “Meeting”), held in accordance with relief granted by the U.S. Securities and Exchange Commission (the “SEC”) to ease certain governance obligations required under the Investment Company Act of 1940, as amended (the “1940 Act”) in light of travel concerns related to the COVID-19 pandemic (the “SEC Relief Order”)the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of 1940 Act, considered the approval of the investment advisory agreement (the “Advisory Agreement’) between Advisors Preferred, LLC (the “Adviser”) and the Trust, on behalf of the Spectrum Unconstrained Fund (the “New Spectrum Fund” or (“Spectrum Unconstrained”) and the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Spectrum Financial, Inc. (the “Sub-Adviser”).

In connection with the Board’s consideration of the Advisory Agreement and Sub-Advisory Agreements, (together the “Advisory Agreements”) the Adviser and Sub-Adviser provided the Board in advance of the Meeting with written materials, which included information regarding: (a) a description of the investment management personnel of the Adviser and Sub-Adviser; (b) the Adviser’s and Sub-Adviser’s operations and the Adviser’s financial condition; (c) the Adviser’s proposed brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees proposed to be charged compared with the fees charged to comparable mutual funds or accounts; (e) each Fund’s anticipated level of profitability from the Adviser’s and Sub-Adviser’s fund-related operations; (g) the Adviser’s and Sub-Adviser’s compliance policies and procedures; and (h) information regarding the performance of the New Fund as compared to their respective benchmarks and Morningstar categories.

The Board then reviewed and discussed the written materials that were provided by the Adviser and Sub-Adviser in advance of the Meeting and deliberated on the approval of the proposed Advisory Agreements with respect to Spectrum Unconstrained. The Board members relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements with respect to Spectrum Unconstrained and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all the information provided, both in written and verbal form, and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreements. The Trustees reviewed the quality of work and abilities of the Adviser and its relationship with Spectrum Financial and Spectrum Advisors Preferred Fund and Spectrum Low Volatility Fund (together the “Existing Spectrum Funds”). The Board further noted that Hundredfold Advisors, LLC is affiliated to the Sub-Adviser, as Mr. Doudera services of portfolio manager of the that adviser and of Hundredfold Select Alternative Fund. The Trustees concluded that in light of the performance history of the Existing Spectrum Funds and the compliance/review relationship with Spectrum Financial, the Adviser had sufficient quality and depth of personnel, resources, overview experience, investment methods and compliance policies and procedures essential to performing its duties to the Spectrum Unconstrained. The Trustees conducted some of their deliberations on a joint Adviser and Sub-Adviser basis given the close working relationship of the Adviser and Sub-Adviser.

Spectrum Funds
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2022

Nature, Extent and Quality of Services. With respect to the nature, extent and quality of services provided, the Trustees reviewed the Adviser’s and the Sub-Adviser’s Form ADV, a description of the manner in which investment decisions will be made for Spectrum Unconstrained by the Sub-Adviser, a description of the services provided by the Adviser and those services provided by the Sub-Adviser and those executed by the Adviser, a review of the experience of professional personnel performing services for the Spectrum Unconstrained, including the team of individuals that primarily monitor and execute the investment and administration process, and a certification from each of the Adviser and Sub-Adviser certifying that each has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that each the of the Adviser and Sub-Adviser has adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics. The Trustees also noted the financial resources of the Adviser appeared adequate.

The Board also discussed the Adviser’s compliance program with the CCO of the Trust. The Board noted that the Adviser continues to have in place procedures which are currently working to prevent violations of applicable securities laws. The CCO noted she works closing with the CCO of the Adviser. The Board concluded that the Adviser has qualified professionals, resources, and compliance policies essential to performing its duties under the Advisory Agreement.

With respect to the Sub-Adviser, the Trustees considered that the Sub-Adviser will be primarily responsible for the New Spectrum Fund’s investment management. The Board considered the Sub-Adviser’s skills and experience relating to management of the Existing Spectrum Funds and its portfolio management and research techniques. The Trustees also noted the financial resources of the Sub-Adviser appeared adequate. The Board also noted the Trust’s CCO considers the Sub-Adviser’s compliance policies and procedures excellent. The Board concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the amended Sub-Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Sub-Adviser to Spectrum Unconstrained will be satisfactory and reliable.

Performance. The Board considered that the Adviser generally delegates its day-to-day investment decisions to the Sub-Adviser and, therefore, would not directly control the performance of Spectrum Unconstrained. The Trustees reviewed the performance for the Existing Spectrum Funds managed by the Sub-Adviser, acknowledging the five-star Morningstar rating of Spectrum Low Volatility Fund. The Board noted that based on the experience of the portfolio managers, the Adviser and Sub-Adviser should be able to provide satisfactory performance for Spectrum Unstrained and its shareholders.

Fees and Expenses. As to the costs of the services to be provided to Spectrum Unconstrained by the Adviser and Sub-Adviser the Board reviewed and discussed the advisory fee and total operating expenses of Spectrum Unconstrained compared to its peer group and Morningstar category as presented in the Meeting Materials.

The Trustees noted that the proposed advisory fee of 2.15% was slightly above the range of management fees of the Nontraditional Bond, Long Short Credit and Multi-Alternative Morningstar categories when viewed together, but was nonetheless reasonable in light of the highly

Spectrum Funds
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2022

sophisticated derivative strategy element to be employed for the Fund. The Board acknowledged the sub-advisory fee paid to Spectrum Financial will be 1.80% and noted that the Sub-Adviser charges separately managed clients 1.90% to 2.50% for similar services The Board then reviewed the projected expense ratio of 2.93% for the Investor Class and found it to be within range of the expenses of the Morningstar categories when viewed together. The Board concluded that the advisory fee to be charged by the Adviser and projected expenses for the Fund were not unreasonable and the split between the Adviser and Sub-Advisor was acceptable.

Profitability. The Board reviewed the levels of projected profits to the Adviser from Spectrum Unconstrained and noted that with expected assets of $25 million for the first year, the Adviser projects a profit of approximately 8% from the advisory agreement and 7% profitability when considering the totality of the relationship with the Fund. For year two, with assets of $35 million, the Adviser expects profits from Spectrum Unconstrained to be 7% form advisory services and 7% when considering the totality of the relationship with the Fund. After review and discussion, the Board concluded that, based on the services to be provided by the Adviser the anticipated level of profit from the Adviser’s relationship with Spectrum Unconstrained was not excessive.

With respect to the Sub-Adviser’s profitability, the Trustees reviewed the projected profitability of Spectrum Financial, and noted that with less optimistic, yet reasonable, expected assets of $10 million for the first year, the Sub-Adviser anticipates to achieve a profit of 53% from sub-advisory services and 3% when considering the totality of the relationship with the Fund. The Board noted that for year two, with projected assets consistent, the expected overall profits for the Sub-Adviser would be 58% from sub-advisory services and 33% when considering the totality of the relationship with the Fund. After further discussion, the Board concluded that, based on the services to be provided by the Sub-Adviser, the anticipated level of profit from the Sub-Adviser’s relationship with Spectrum Unconstrained represented a fair entrepreneurial profit and was not excessive.

Economies of Scale. As to the extent to which Spectrum Unconstrained will realize economies of scale, the Adviser reported $500 million to be the minimum asset level to reach such economies of scale. The Board discussed the Adviser’s expectations for growth of Spectrum Unconstrained and concluded that any material economies of scale would not be achieved in the near term, and the Trustees agreed to revisit economies of scale as assets of Spectrum Unconstrained grow

Conclusion. Counsel assisted the Board throughout the Advisory Agreements review process. The Board members relied upon the advice of independent counsel, and their own business judgment in determining the material factors to be considered in evaluating each of the Advisory Agreements and the weight to be given to each such factor. In considering the approval of each of the Advisory Agreements, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of each of the Advisory Agreements was in the best interests of Spectrum Unconstrained and its respective shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions and determined that approval of each of the Advisory Agreements was in the best interests of each of the Spectrum Unconstrained Fund and its respective shareholders.

PRIVACY NOTICE

Rev. May 2014

FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number	■ Purchase History
	■ Assets	■ Account Balances
	■ Retirement Assets	■ Account Transactions
	■ Transaction History	■ Wire Transfer Instructions
■ Checking Account Information
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Does Advisors
	Preferred Trust	Can you limit this
Reasons we can share your personal information	share?	sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-862-9686

Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Advisors Preferred Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund use to determine how to vote proxies will be available without charge, upon request, by calling 1-866-862-9686 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-866-862-9686.

INVESTMENT ADVISOR
Advisors Preferred LLC
1445 Research Blvd., Suite 530
Rockville, Maryland 20850

INVESTMENT SUB-ADVISOR
Spectrum Financial, Inc.
272 Bendix Road Suite 600
Virginia Beach, VA 23452

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

SPECTRUM-SAR22

(b) Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 6/3/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date 6/3/22

By (Signature and Title)

/s/ Christine Casares

Christine Casares, Treasurer/Principal Financial Officer

Date 6/3/22